Lease liabilities (Tables)	6 Months Ended
Apr. 30, 2022
Disclosure Of Leases [Abstract]
Lease liabilities
The Company has the following lease liabilities as of April 30, 2022.

Maturity analysis	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Undiscounted	$	$	$	$	$	$	$
Premises	6,746,030	5,411,060	4,600,714	4,378,830	4,157,619	21,426,607	46,720,860
Equipment	61,153	58,152	43,149	28,312	14,103	3,134	208,003
Total	6,807,183	5,469,212	4,643,863	4,407,142	4,171,722	21,429,741	46,928,863

Lease liabilities	Current	Non-Current	Total
Discounted	$	$	$
Premises	4,812,935	29,996,185	34,809,120
Equipment	46,005	122,567	168,572
Total	4,858,940	30,118,752	34,977,692

The Company has the following lease liabilities as of October 31, 2021.

Maturity analysis	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Undiscounted	$	$	$	$	$	$	$
Premises	4,468,877	4,590,357	3,741,940	3,332,312	3,290,786	16,302,071	35,726,343
Equipment	48,898	44,044	44,044	42,384	21,022	7,835	208,227
Total	4,517,775	4,634,401	3,785,984	3,374,696	3,311,808	16,309,906	35,934,570

Lease liabilities	Current	Non-Current	Total
Discounted	$	$	$
Premises	2,836,348	26,366,448	29,202,796
Equipment	32,447	129,626	162,073
Total	2,868,795	26,496,074	29,364,869